Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2015		$ 21		$ 44,101	$ (38)	$ 68,750	$ 112,834
Balance, shares at Dec. 31, 2015		7,284,344	[1]				7,284,344
Exercise of options and RSUs	[2]	$ 1		951			$ 952
Exercise of options and RSUs, shares		97,269	[1],[2]				97,269
Share-based compensation				1,781			$ 1,781
Dividend (US $1.00 per share)						(7,312)	(7,312)
Net income						13,137	13,137
Balance at Dec. 31, 2016		$ 22		46,833	(38)	74,575	121,392
Balance, shares at Dec. 31, 2016	[1]	7,381,613
Exercise of options and RSUs	[2]		[3]	403			$ 403
Exercise of options and RSUs, shares		63,913	[1],[2]				63,913
Share-based compensation				1,301			$ 1,301
Dividend (US $1.00 per share)						(7,382)	(7,382)
Net income						6,790	6,790
Balance at Jun. 30, 2017		$ 22		$ 48,537	$ (38)	$ 73,983	$ 122,504
Balance, shares at Jun. 30, 2017	[1]	7,445,526

[1]	Net of 14,971 shares held by Silicom Inc..
[2]	Restricted share units (hereinafter - "RSUs")
[3]	Less than 1 thousand.